Ordinary Shares (Details) - USD ($)			6 Months Ended
	Aug. 23, 2024	Mar. 21, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 11, 2024	Jun. 30, 2024	Oct. 27, 2023	Oct. 09, 2023
Ordinary Shares [Line Items]
Consolidation of ordinary shares								10
Shares price per share		$ 2.86						$ 0.001
Ordinary share per share								$ 0.01
Fractional shares issued							34,040
Pre-split ordinary shares outstanding							10
Offering cost		$ 1,989,777
Net proceeds from the capital		2,300,223
Aggregate value			$ 149,390			$ 39,390
Subscribes Price Per Shares	$ 1
Gross proceeds	$ 10		$ 10,000,000
Shaorong Zheng [Member]
Ordinary Shares [Line Items]
Percentage of Total Consideration					98.00%
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued			14,362,733			3,362,733
Net proceeds from the capital		$ 4,290,000
Ordinary share per share			$ 0.01			$ 0.01
Sold aggregate shares	10,000,000
Class A Ordinary Shares [Member] | Shareholder [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued		1,500,000
Class A Ordinary Shares [Member] | Shaorong Zheng [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued					1,000,000
Ordinary share per share					$ 1.1
Aggregate value					$ 1,100,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share per share	$ 0.01